Share-based payment Arrangement - Summary of Terms and Conditions Related to Grants of Share Based Payment Arrangement (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment agreement granted value		₩ 12,835	₩ 10,813
KOSPI [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share issuable in increment based on share price	200